Note 3 - Securities (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Schedule of Available-for-Sale Securities Reconciliation [Table Text Block]
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair Value
2022	(In Thousands)
Available-for-sale:
Obligations of states and political
subdivisions	$161,128	$157	$24,956	$136,329
Mortgage-backed	161,162	1	23,371	137,792
U.S. Government agencies	5,000	-	395	4,605
Other	2,560	-	-	2,560

Total	$329,850	$158	$48,722	$281,286
2021	(In Thousands)
Available-for-sale:
Obligations of states and political
subdivisions	$145,775	$5,494	$485	$150,784
Mortgage-backed	152,507	1,248	1,185	152,570
U.S. Government agencies	2,500	-	17	2,483
Other	1,805	-	-	1,805

Total	$302,587	$6,742	$1,687	$307,642

Investments Classified by Contractual Maturity Date [Table Text Block]
	(in thousands)
	Amortized Cost	Fair value

Due in one year or less	$1,673	$1,669
Due after one year through five years	8,965	8,934
Due after five years through ten years	26,890	25,585
Due after ten years	289,762	242,538
Other securities having no maturity date	2,560	2,560
Total	$329,850	$281,286

Schedule of Unrealized Loss on Investments [Table Text Block]
	(in thousands)
	Securities in a continuous unrealized loss position
	Less than 12 months		12 months or more		Total
2022	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses	Total Fair value
Obligations of states and political subdivisions	$14,051	$95,233	$10,095	$28,058	$24,956	$123,291
Mortgage-backed	6,580	59,163	16,791	78,523	23,371	137,686
U.S. Government agencies	65	2,435	330	2,170	395	4,605
Other	-	-	-	-	-	-
Total temporarily impaired securities	$20,696	$156,831	$28,026	$108,751	$48,722	$265,582
	Less than 12 months		12 months or more		Total
2021	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses	Total Fair value
Obligations of states and political subdivisions	$485	$38,544	$90	$1,805	$575	$40,349
Mortgage-backed	1,095	101,651	-	-	1,095	101,651
	17	2,483	-	-	17	2,483
Other	-	-	-	-	-	-
Total temporarily impaired securities	$1,597	$142,678	$90	$1,805	$1,687	$144,483